Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2017
Discontinued Operations [Abstract]
Schedule of Discontinued Operation
The following table presents a reconciliation of the carrying amounts of major classes of assets and liabilities of the discontinued operation to total assets and liabilities of the disposal group classified as held for sale in the consolidated balance sheets as of December 31, 2016:

December 31,
2016
U.S. Dollars (In thousands)
Assets
Current assets
Trade accounts receivable, net	13,934
Inventories	8,801
Due from related parties	95
Other current assets	708

Total current assets	23,538

Property, plant and equipment, net	384

Long-term inventory	646
Deferred tax asset	104
Intangible assets, net	346

1,096

Total assets	25,018

Liabilities and shareholder’s equity

Current liabilities
Trade accounts payable	2,679
Other current liabilities	3,600

Total current liabilities	6,279

Long-term liabilities
Liability for employee severance benefits	203
203

Total liabilities	6,482

The following table presents a reconciliation of the major classes of line items constituting pretax profit from discontinued operations to after-tax profit reported in discontinued operations for the years ended December 31, 2017, 2016 and 2015:

	Year Ended December 31,
	2017	2016	2015
	U.S. Dollars (In thousands)
Results of discontinued operation:
Total revenues	36,447	30,295	29,888

Total cost of revenues	21,368	18,831	18,600

Research and development costs	(3,228)	(3,266)	(3,439)
Selling, general and administrative expenses	(6,260)	(3,601)	(4,332)
Financial expenses, net	(96)	(147)	(565)
Gain on sale of discontinued operation	12,807	-	-

Income from discontinued operations before taxes	18,302	4,450	2,952

Income tax expense	(6,028)	(585)	(249)

Net income from discontinued operations	12,274	3,865	2,703

	Year Ended December 31,
	2017	2016*	2015*
	U.S. Dollars (In thousands)
Cash flows from discontinued operation
Net cash (used in) operating activities *	(11,247)	(758)	(982)
Net cash provided by (used in) investing activities**	29,854	(164)	174
Net cash provided by financing activities	-	-	-
Net cash provided by (used in) discontinued operations	18,607	(922)	(808)

*Including adjustment for the gain from sale of the discontinued operation in the amount of $12,807 in 2017.
**Including net proceeds from the sale of the discontinued operation of $29,967 in 2017.

December 31,
2017
U.S. Dollars (In thousands)

Effect of disposal on the financial position of the Company as at the transaction date

Trade and other receivables	16,526
Inventories	11,219
Fixed and intangible assets	763
Trade payables	(4,426)
Other payables	(6,922)

Net assets and liabilities	17,160
Net cash consideration	29,967
Gain on sale of discontinued operation	12,807